CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of convertible debenture [Table Text Block]
Convertible notes at March 31, 2016 were as follows:

Convertible notes and debenture	$3,352,199
Unamortized discounts	(2,770,210)
Accrued interest	65,281
Premium	351,819
Convertible notes, net	$999,089

Convertible notes at June 30, 2015 and 2014 were as follows:

	June 30, 2015	June 30, 2014
Convertible notes and debenture	$1,455,000	$366,296
Unamortized discounts	(415,467)	(121,059)
Accrued interest	26,989	-
Premium, net	727,853	27,187
Convertible notes, net	$1,794,375	$272,424